UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2009


                           USAA INCOME STOCK FUND



[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA INCOME STOCK FUND
APRIL 30, 2009




















                                                                      (Form N-Q)

48490-0609                                  (C)2009, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS


USAA INCOME STOCK FUND
April 30, 2009 (unaudited)

PORTFOLIO OF INVESTMENTS


USAA Income Stock Fund
April 30, 2009 (unaudited)


                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                              (000)
---------------------------------------------------------------------------------------------------------

               COMMON STOCKS (98.3%)

               CONSUMER DISCRETIONARY (9.3%)
               -----------------------------
               ADVERTISING (0.2%)
      404,300  Interpublic Group of Companies, Inc.  *                                     $        2,531
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
        7,000  Carter's, Inc.  *                                                                      150
        9,300  Coach, Inc.  *                                                                         228
        5,400  Columbia Sportswear Co.                                                                166
       20,300  Jones Apparel Group, Inc.                                                              187
                                                                                          ---------------
                                                                                                      731
                                                                                          ---------------
               APPAREL RETAIL (0.1%)
       62,600  Foot Locker, Inc.                                                                      744
       63,100  Gap, Inc.                                                                              981
                                                                                          ---------------
                                                                                                    1,725
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.2%)
       23,500  Autoliv, Inc.                                                                          580
      103,100  Johnson Controls, Inc.                                                               1,960
                                                                                          ---------------
                                                                                                    2,540
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.1%)
      133,000  Ford Motor Co.  *                                                                      795
        1,300  Thor Industries, Inc.                                                                   30
                                                                                          ---------------
                                                                                                      825
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.3%)
       94,900  AutoNation, Inc.  *                                                                  1,681
       15,100  O'Reilly Automotive, Inc.  *                                                           586
       61,500  Penske Automotive Group, Inc.                                                          815
                                                                                          ---------------
                                                                                                    3,082
                                                                                          ---------------
               BROADCASTING (0.6%)
       34,400  Cablevision Systems Corp. "A"                                                          590
      175,800  CBS Corp. "B"                                                                        1,238
      148,900  Liberty Global, Inc. "A"  *                                                          2,455
       72,010  Time Warner Cable, Inc.                                                              2,321
                                                                                          ---------------
                                                                                                    6,604
                                                                                          ---------------
               CABLE & SATELLITE (1.1%)
      760,800  Comcast Corp. "A"                                                                   11,762
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.1%)
       58,700  RadioShack Corp.                                                                       827
                                                                                          ---------------
               DEPARTMENT STORES (0.6%)
       44,900  J.C. Penney Co., Inc.                                                                1,378
       70,400  Kohl's Corp.  *                                                                      3,193
       53,400  Macy's, Inc.                                                                           730
       18,700  Sears Holdings Corp.  *                                                              1,168
                                                                                          ---------------
                                                                                                    6,469
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------

1   |  USAA Income Stock Fund

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                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                              (000)
---------------------------------------------------------------------------------------------------------

               DISTRIBUTORS (0.3%)
       86,500  Genuine Parts Co.                                                           $        2,938
                                                                                          ---------------
               EDUCATION SERVICES (0.1%)
        2,600  Apollo Group, Inc. "A"  *                                                              164
       19,200  Career Education Corp.  *                                                              423
          500  ITT Educational Services, Inc.  *                                                       50
                                                                                          ---------------
                                                                                                      637
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.3%)
       40,100  Family Dollar Stores, Inc.                                                           1,331
       39,600  Target Corp.                                                                         1,634
                                                                                          ---------------
                                                                                                    2,965
                                                                                          ---------------
               HOME FURNISHINGS (0.4%)
      216,200  Leggett & Platt, Inc.                                                                3,105
       19,200  Mohawk Industries, Inc.  *                                                             908
                                                                                          ---------------
                                                                                                    4,013
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (2.6%)
      744,700  Home Depot, Inc.                                                                    19,600
      419,700  Lowe's Companies, Inc.                                                               9,024
                                                                                          ---------------
                                                                                                   28,624
                                                                                          ---------------
               HOMEBUILDING (0.2%)
       40,566  D.R. Horton, Inc.                                                                      529
        7,063  M.D.C. Holdings, Inc.                                                                  242
        1,189  NVR, Inc.  *                                                                           601
       24,400  Toll Brothers, Inc.  *                                                                 494
                                                                                          ---------------
                                                                                                    1,866
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.2%)
        7,400  Aaron Rents, Inc.                                                                      248
       38,800  Bed Bath & Beyond, Inc.  *                                                           1,180
       16,700  Rent-A-Center, Inc.  *                                                                 322
       21,400  Williams-Sonoma, Inc.                                                                  300
                                                                                          ---------------
                                                                                                    2,050
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.1%)
       47,400  Royal Caribbean Cruises Ltd.                                                           698
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.2%)
       20,400  Black & Decker Corp.                                                                   822
       13,700  Snap-On, Inc.                                                                          464
       11,800  Stanley Works                                                                          449
       20,100  Whirlpool Corp.                                                                        908
                                                                                          ---------------
                                                                                                    2,643
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.1%)
       13,300  Fortune Brands, Inc.                                                                   523
       18,900  Jarden Corp.  *                                                                        380
       59,800  Newell Rubbermaid, Inc.                                                                625
                                                                                          ---------------
                                                                                                    1,528
                                                                                          ---------------
               INTERNET RETAIL (0.1%)
       81,200  Expedia, Inc.  *                                                                     1,105
                                                                                          ---------------
               LEISURE PRODUCTS (0.2%)
       91,300  Hasbro, Inc.                                                                         2,434
       23,000  Mattel, Inc.                                                                           344
                                                                                          ---------------
                                                                                                    2,778
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.8%)
      224,733  Time Warner, Inc.                                                                    4,906
       18,100  Viacom, Inc. "B"  *                                                                    348

---------------------------------------------------------------------------------------------------------

                                                                            Portfolio of Investments  | 2

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                              (000)
---------------------------------------------------------------------------------------------------------

      161,100  Walt Disney Co.                                                             $        3,528
                                                                                          ---------------
                                                                                                    8,782
                                                                                          ---------------
               PUBLISHING (0.0%)
       33,200  McClatchy Co. "A"                                                                       17
       14,500  Meredith Corp.                                                                         364
                                                                                          ---------------
                                                                                                      381
                                                                                          ---------------
               RESTAURANTS (0.2%)
       53,500  McDonald's Corp.                                                                     2,851
                                                                                          ---------------
               SPECIALTY STORES (0.1%)
       74,700  Staples, Inc.                                                                        1,540
                                                                                          ---------------
               Total Consumer Discretionary                                                       102,495
                                                                                          ---------------

               CONSUMER STAPLES (10.2%)
               ------------------------
               AGRICULTURAL PRODUCTS (0.4%)
      164,600  Archer-Daniels-Midland Co.                                                           4,052
        9,100  Bunge Ltd.                                                                             437
                                                                                          ---------------
                                                                                                    4,489
                                                                                          ---------------
               BREWERS (0.2%)
       65,500  Molson Coors Brewing Co. "B"                                                         2,505
                                                                                          ---------------
               DISTILLERS & VINTNERS (0.0%)
       26,100  Constellation Brands, Inc. "A"  *                                                      303
                                                                                          ---------------
               DRUG RETAIL (0.8%)
       47,700  CVS Caremark Corp.                                                                   1,516
      229,000  Walgreen Co.                                                                         7,197
                                                                                          ---------------
                                                                                                    8,713
                                                                                          ---------------
               FOOD RETAIL (0.4%)
        8,900  Casey's General Stores, Inc.                                                           237
      101,100  Kroger Co.                                                                           2,186
       29,300  Safeway, Inc.                                                                          579
       64,842  SUPERVALU, Inc.                                                                      1,060
                                                                                          ---------------
                                                                                                    4,062
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (2.0%)
       15,100  Clorox Co.                                                                             846
       30,300  Colgate-Palmolive Co.                                                                1,788
       33,600  Kimberly-Clark Corp.                                                                 1,651
      362,100  Procter & Gamble Co.                                                                17,902
                                                                                          ---------------
                                                                                                   22,187
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (2.0%)
       13,300  BJ's Wholesale Club, Inc.  *                                                           444
      425,000  Wal-Mart Stores, Inc.                                                               21,420
                                                                                          ---------------
                                                                                                   21,864
                                                                                          ---------------
               PACKAGED FOODS & MEAT (1.8%)
       13,500  Campbell Soup Co.                                                                      347
      253,000  Del Monte Foods Co.                                                                  1,910
      109,900  General Mills, Inc.                                                                  5,571
       52,200  H.J. Heinz Co.                                                                       1,797
       11,900  Hershey Co.                                                                            430
       13,400  J.M. Smucker Co.                                                                       528
        9,400  Kellogg Co.                                                                            396
      205,179  Kraft Foods, Inc. "A"                                                                4,801
        2,100  Ralcorp Holdings, Inc.  *                                                              120
      349,300  Sara Lee Corp.                                                                       2,906
        3,700  TreeHouse Foods, Inc.  *                                                                98
       43,800  Tyson Foods, Inc. "A"                                                                  462
                                                                                          ---------------
                                                                                                   19,366
                                                                                          ---------------

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3  |  USAA Income Stock Fund

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                              (000)
---------------------------------------------------------------------------------------------------------

               SOFT DRINKS (1.4%)
      221,700  Coca-Cola Co.                                                               $        9,544
      106,000  PepsiCo, Inc.                                                                        5,275
                                                                                          ---------------
                                                                                                   14,819
                                                                                          ---------------
               TOBACCO (1.2%)
      532,300  Altria Group, Inc.                                                                   8,693
      131,000  Philip Morris International, Inc.                                                    4,742
        2,300  Universal Corp.                                                                         69
                                                                                          ---------------
                                                                                                   13,504
                                                                                          ---------------
               Total Consumer Staples                                                             111,812
                                                                                          ---------------

               ENERGY (17.9%)
               Integrated Oil & Gas (14.4%)
      714,701  Chevron Corp.                                                                       47,242
      739,277  ConocoPhillips                                                                      30,310
    1,099,300  Exxon Mobil Corp.                                                                   73,290
      146,800  Marathon Oil Corp.                                                                   4,360
       47,500  Occidental Petroleum Corp.                                                           2,674
                                                                                          ---------------
                                                                                                  157,876
                                                                                          ---------------
               OIL & GAS DRILLING (0.2%)
       15,600  Helmerich & Payne, Inc.                                                                481
       11,700  Hercules Offshore, Inc.  *                                                              37
       86,100  Nabors Industries Ltd.  *                                                            1,310
       20,000  Patterson-UTI Energy, Inc.                                                             254
                                                                                          ---------------
                                                                                                    2,082
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.8%)
      332,600  BJ Services Co.                                                                      4,620
        6,800  Complete Production Services, Inc.  *                                                   45
      100,812  Exterran Holdings, Inc.  *                                                           2,082
       63,600  Tidewater, Inc.                                                                      2,751
                                                                                          ---------------
                                                                                                    9,498
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (1.5%)
       35,900  Anadarko Petroleum Corp.                                                             1,546
       40,090  Apache Corp.                                                                         2,921
      149,200  Chesapeake Energy Corp.                                                              2,941
       28,400  Cimarex Energy Co.                                                                     764
      106,000  Devon Energy Corp.                                                                   5,496
        9,900  Helix Energy Solutions Group, Inc.  *                                                   90
       19,400  Noble Energy, Inc.                                                                   1,101
       21,900  Pioneer Natural Resources Co.                                                          506
       24,100  Plains Exploration & Production Co.                                                    455
       16,400  XTO Energy, Inc.                                                                       568
                                                                                          ---------------
                                                                                                   16,388
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.9%)
       29,500  Sunoco, Inc.                                                                           782
      120,300  Tesoro Corp.                                                                         1,835
      362,200  Valero Energy Corp.                                                                  7,186
       10,700  World Fuel Services Corp.                                                              408
                                                                                          ---------------
                                                                                                   10,211
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
        6,900  Overseas Shipholding Group, Inc.                                                       198
       39,300  Spectra Energy Corp.                                                                   570
                                                                                          ---------------
                                                                                                      768
                                                                                          ---------------
               Total Energy                                                                       196,823
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------

                                                                            Portfolio of Investments  | 4

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                              (000)
---------------------------------------------------------------------------------------------------------

               FINANCIALS (17.4%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
       98,300  Bank of New York Mellon Corp.                                              $         2,505
       22,400  State Street Corp.                                                                     764
                                                                                          ---------------
                                                                                                    3,269
                                                                                          ---------------
               CONSUMER FINANCE (0.0%)
       22,200  Capital One Financial Corp.                                                            372
        1,600  Student Loan Corp.                                                                      77
                                                                                          ---------------
                                                                                                      449
                                                                                          ---------------
               DIVERSIFIED BANKS (1.8%)
       52,100  Comerica, Inc.                                                                       1,093
      288,649  U.S. Bancorp                                                                         5,259
      650,800  Wells Fargo & Co.                                                                   13,023
                                                                                          ---------------
                                                                                                   19,375
                                                                                          ---------------
               INSURANCE BROKERS (0.6%)
       27,200  Aon Corp.                                                                            1,148
       16,800  Arthur J. Gallagher & Co.                                                              378
       11,700  Brown & Brown, Inc.                                                                    228
      232,600  Marsh & McLennan Companies, Inc.                                                     4,905
                                                                                          ---------------
                                                                                                    6,659
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (1.2%)
       68,840  Goldman Sachs Group, Inc.                                                            8,846
      186,831  Morgan Stanley                                                                       4,417
                                                                                          ---------------
                                                                                                   13,263
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (1.2%)
       37,000  Lincoln National Corp.                                                                 416
      107,100  MetLife, Inc.                                                                        3,186
      124,200  Principal Financial Group, Inc.                                                      2,029
       46,600  Prudential Financial, Inc.                                                           1,346
       65,400  StanCorp Financial Group, Inc.                                                       1,794
       70,100  Torchmark Corp.                                                                      2,056
      140,300  Unum Group                                                                           2,293
                                                                                          ---------------
                                                                                                   13,120
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.6%)
      160,200  American Financial Group, Inc.                                                       2,816
       70,400  Assurant, Inc.                                                                       1,721
       84,900  Hartford Financial Services Group, Inc.                                                974
       50,300  HCC Insurance Holdings, Inc.                                                         1,203
                                                                                          ---------------
                                                                                                    6,714
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (2.4%)
      795,028  Bank of America Corp.                                                                7,100
      457,200  Citigroup, Inc.                                                                      1,394
      529,500  JPMorgan Chase & Co.                                                                17,473
                                                                                          ---------------
                                                                                                   25,967
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (3.8%)
        9,300  Allied World Assurance Co. Holdings Ltd.                                               345
      259,700  Allstate Corp.                                                                       6,059
       48,500  Axis Capital Holdings Ltd.                                                           1,195
      214,400  Chubb Corp.                                                                          8,351
       21,900  Cincinnati Financial Corp.                                                             524
       32,600  CNA Financial Corp.                                                                    390
          400  Erie Indemnity Co. "A"                                                                  14
       32,200  Fidelity National Financial, Inc. "A"                                                  584
       20,700  First American Corp.                                                                   581
        6,600  Hanover Insurance Group, Inc.                                                          198
        1,370  Markel Corp.  *                                                                        393

---------------------------------------------------------------------------------------------------------

5  |  USAA Income Stock Fund

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                              (000)
---------------------------------------------------------------------------------------------------------

       57,100  Mercury General Corp.                                                      $         1,929
          900  Navigators Group, Inc.  *                                                               41
       50,775  Old Republic International Corp.                                                       476
        3,300  ProAssurance Corp.  *                                                                  145
      129,900  Progressive Corp.  *                                                                 1,985
        3,100  RLI Corp.                                                                              149
      369,400  Travelers Companies, Inc.                                                           15,197
       89,500  W.R. Berkley Corp.                                                                   2,140
        2,200  White Mountains Insurance Group Ltd.                                                   421
       14,300  Zenith National Insurance Corp.                                                        326
                                                                                          ---------------
                                                                                                   41,443
                                                                                          ---------------
               REGIONAL BANKS (1.6%)
      128,600  Associated Banc Corp.                                                                1,989
       40,300  Bank of Hawaii Corp.                                                                 1,416
      227,300  BB&T Corp.                                                                           5,305
        7,000  City National Corp.                                                                    256
       31,800  Cullen/Frost Bankers, Inc.                                                           1,498
       39,275  First Horizon National Corp.                                                           452
        4,300  Firstmerit Corp.                                                                        84
       25,200  Fulton Financial Corp.                                                                 167
       82,800  KeyCorp                                                                                509
        5,200  M&T Bank Corp.                                                                         273
       21,900  Marshall & Ilsley Corp.                                                                127
       70,400  PNC Financial Services Group, Inc.                                                   2,795
       42,200  Popular, Inc.                                                                          121
      148,700  Regions Financial Corp.                                                                668
       28,400  SunTrust Banks, Inc.                                                                   410
      222,400  Synovus Financial Corp.                                                                718
       37,200  TCF Financial Corp.                                                                    517
        3,700  Whitney Holding Corp.                                                                   44
       17,300  Wilmington Trust Corp.                                                                 251
       26,100  Zions Bancorp                                                                          285
                                                                                          ---------------
                                                                                                   17,885
                                                                                          ---------------
               REINSURANCE (1.0%)
       49,200  Arch Capital Group Ltd.  *                                                           2,843
       73,300  Endurance Specialty Holdings Ltd.                                                    1,917
       18,500  Everest Reinsurance Group Ltd.                                                       1,381
       10,200  OdysseyRe Holdings Corp.                                                               391
       18,800  PartnerRe Ltd.                                                                       1,282
       58,300  Reinsurance Group of America, Inc. "A"                                               1,853
       14,200  RenaissanceRe Holdings Ltd.                                                            691
       10,100  Transatlantic Holdings, Inc.                                                           383
                                                                                          ---------------
                                                                                                   10,741
                                                                                          ---------------
               REITS - DIVERSIFIED (0.5%)
      105,100  Liberty Property Trust, Inc.                                                         2,558
       51,723  Vornado Realty Trust                                                                 2,529
                                                                                          ---------------
                                                                                                    5,087
                                                                                          ---------------
               REITS - INDUSTRIAL (0.1%)
       85,600  ProLogis                                                                               780
                                                                                          ---------------
               REITS - MORTGAGE (0.2%)
      123,200  Annaly Capital Management, Inc.                                                      1,733
                                                                                          ---------------
               REITS - OFFICE (0.4%)
       46,370  Alexandria Real Estate Equities, Inc.                                                1,692
       17,800  Boston Properties, Inc.                                                                880
       26,000  Brandywine Realty Trust                                                                161
       12,500  Digital Realty Trust, Inc.                                                             450
       42,200  Duke Realty Corp.                                                                      412
       40,300  HRPT Properties Trust                                                                  174
        5,900  Kilroy Realty Corp.                                                                    127

---------------------------------------------------------------------------------------------------------

                                                                            Portfolio of Investments  | 6

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                              (000)
---------------------------------------------------------------------------------------------------------

       24,400  Mack-Cali Realty Corp.                                                     $           655
                                                                                          ---------------
                                                                                                    4,551
                                                                                          ---------------
               REITS - RESIDENTIAL (0.7%)
       11,665  AvalonBay Communities, Inc.                                                            663
       18,500  BRE Properties, Inc.                                                                   455
      158,600  Equity Residential Properties Trust                                                  3,630
       22,020  Essex Property Trust, Inc.                                                           1,398
      200,132  UDR, Inc.                                                                            2,015
                                                                                          ---------------
                                                                                                    8,161
                                                                                          ---------------
               REITS - RETAIL (0.1%)
       32,263  CBL & Associates Properties, Inc.                                                      256
       39,300  Kimco Realty Corp.                                                                     472
       10,700  Regency Centers Corp.                                                                  401
       24,600  Weingarten Realty Investors                                                            382
                                                                                          ---------------
                                                                                                    1,511
                                                                                          ---------------
               REITS - SPECIALIZED (0.6%)
       81,400  HCP, Inc.                                                                            1,787
       14,300  Health Care REIT, Inc.                                                                 487
       41,200  Hospitality Properties Trust                                                           504
       72,600  Nationwide Health Properties, Inc.                                                   1,793
       21,300  Public Storage                                                                       1,424
        7,000  Ventas, Inc.                                                                           200
                                                                                          ---------------
                                                                                                    6,195
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.3%)
       18,100  Astoria Financial Corp.                                                                150
      140,800  Hudson City Bancorp, Inc.                                                            1,768
      152,500  New York Community Bancorp, Inc.                                                     1,725
                                                                                          ---------------
                                                                                                    3,643
                                                                                          ---------------
               Total Financials                                                                   190,546
                                                                                          ---------------

               HEALTH CARE (17.7%)
               -------------------
               BIOTECHNOLOGY (2.2%)
      416,200  Amgen, Inc.  *                                                                      20,173
       24,200  Biogen Idec, Inc.  *                                                                 1,170
       49,500  Gilead Sciences, Inc.  *                                                             2,267
                                                                                          ---------------
                                                                                                   23,610
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (1.7%)
      170,700  AmerisourceBergen Corp.                                                              5,742
      174,200  Cardinal Health, Inc.                                                                5,886
      188,200  McKesson Corp.                                                                       6,964
                                                                                          ---------------
                                                                                                   18,592
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.5%)
        7,800  Hill-Rom Holdings, Inc.                                                                101
       46,400  Medtronic, Inc.                                                                      1,485
       87,600  Zimmer Holdings, Inc.  *                                                             3,854
                                                                                          ---------------
                                                                                                    5,440
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.1%)
       22,800  LifePoint Hospitals, Inc.  *                                                           589
        9,400  Universal Health Services, Inc. "B"                                                    474
                                                                                          ---------------
                                                                                                    1,063
                                                                                          ---------------
               HEALTH CARE SERVICES (0.2%)
        6,900  Express Scripts, Inc.  *                                                               441
       62,800  Omnicare, Inc.                                                                       1,615
                                                                                          ---------------
                                                                                                    2,056
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------

7  |  USAA Income Stock Fund

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                              (000)
---------------------------------------------------------------------------------------------------------

               HEALTH CARE SUPPLIES (0.0%)
       14,700  Cooper Companies, Inc.                                                     $           423
                                                                                          ---------------
               HEALTH CARE TECHNOLOGY (0.0%)
       11,600  IMS Health, Inc.                                                                       146
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.2%)
      122,000  PerkinElmer, Inc.                                                                    1,777
                                                                                          ---------------
               MANAGED HEALTH CARE (3.8%)
       99,900  Aetna, Inc.                                                                          2,199
        7,600  AMERIGROUP Corp.  *                                                                    227
        5,200  Centene Corp.  *                                                                        95
       41,600  CIGNA Corp.                                                                            820
      142,400  Coventry Health Care, Inc.  *                                                        2,266
       39,600  Health Net, Inc.  *                                                                    572
        6,400  HealthSpring, Inc.  *                                                                   59
       94,000  Humana, Inc.  *                                                                      2,705
        4,100  Magellan Health Services, Inc.  *                                                      121
      881,395  UnitedHealth Group, Inc.                                                            20,730
      277,869  WellPoint, Inc.  *                                                                  11,882
                                                                                          ---------------
                                                                                                   41,676
                                                                                          ---------------
               PHARMACEUTICALS (9.0%)
       72,900  Abbott Laboratories                                                                  3,051
       28,200  Bristol-Myers Squibb Co.                                                               541
      195,300  Eli Lilly and Co.                                                                    6,429
        2,200  Endo Pharmaceuticals Holdings, Inc.  *                                                  36
      218,300  Forest Laboratories, Inc.  *                                                         4,735
      551,200  Johnson & Johnson                                                                   28,861
      189,400  King Pharmaceuticals, Inc.  *                                                        1,493
      293,500  Merck & Co., Inc.                                                                    7,114
       49,200  Mylan, Inc.  *                                                                         652
    2,521,300  Pfizer, Inc.                                                                        33,685
        9,500  ViroPharma, Inc.  *                                                                     54
      298,100  Wyeth                                                                               12,639
                                                                                          ---------------
                                                                                                   99,290
                                                                                          ---------------
               Total Health Care                                                                  194,073
                                                                                          ---------------

               INDUSTRIALS (6.2%)
               ------------------
               AEROSPACE & DEFENSE (1.6%)
      100,600  General Dynamics Corp.                                                               5,198
       32,400  L-3 Communications Holdings, Inc.                                                    2,467
       77,400  Northrop Grumman Corp.                                                               3,743
       80,900  Raytheon Co.                                                                         3,659
       36,000  United Technologies Corp.                                                            1,758
                                                                                          ---------------
                                                                                                   16,825
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.1%)
       10,100  FedEx Corp.                                                                            565
        8,200  United Parcel Service, Inc. "B"                                                        429
                                                                                          ---------------
                                                                                                      994
                                                                                          ---------------
               AIRLINES (0.1%)
       19,300  JetBlue Airways Corp.  *                                                                95
       82,200  Southwest Airlines Co.                                                                 574
                                                                                          ---------------
                                                                                                      669
                                                                                          ---------------
               BUILDING PRODUCTS (0.2%)
       10,000  Armstrong World Industries, Inc.  *                                                    182
      138,900  Masco Corp.                                                                          1,231
       24,600  Owens Corning, Inc.  *                                                                 440
        6,300  Simpson Manufacturing Co., Inc.                                                        140
                                                                                          ---------------
                                                                                                    1,993
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------

                                                                            Portfolio of Investments  | 8

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                              (000)
---------------------------------------------------------------------------------------------------------

               COMMERCIAL PRINTING (0.3%)
      288,700  R.R. Donnelley & Sons Co.                                                   $        3,363
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.2%)
        6,400  Granite Construction, Inc.                                                             253
       45,100  URS Corp.  *                                                                         1,987
                                                                                          ---------------
                                                                                                    2,240
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
       47,500  Terex Corp.  *                                                                         655
       20,100  Trinity Industries, Inc.                                                               294
                                                                                          ---------------
                                                                                                      949
                                                                                          ---------------
               DIVERSIFIED SUPPORT SERVICES (0.0%)
       12,000  Cintas Corp.                                                                           308
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
        3,400  Baldor Electric Co.                                                                     79
        3,400  Regal-Beloit Corp.                                                                     138
       63,000  Thomas & Betts Corp.  *                                                              1,961
                                                                                          ---------------
                                                                                                    2,178
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.0%)
       12,600  Waste Management, Inc.                                                                 336
                                                                                          ---------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
       31,700  Manpower, Inc.                                                                       1,366
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (2.0%)
       23,800  3M Co.                                                                               1,371
       12,600  Carlisle Companies, Inc.                                                               286
    1,372,100  General Electric Co.                                                                17,357
        8,000  Teleflex, Inc.                                                                         344
      103,650  Tyco International Ltd.                                                              2,463
                                                                                          ---------------
                                                                                                   21,821
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.4%)
       65,000  Crane Co.                                                                            1,501
        4,100  Danaher Corp.                                                                          240
       66,600  Dover Corp.                                                                          2,050
       20,900  Gardner Denver, Inc.  *                                                                556
       21,700  Timken Co.                                                                             349
                                                                                          ---------------
                                                                                                    4,696
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.2%)
        9,000  HNI Corp.                                                                              139
       66,000  Pitney Bowes, Inc.                                                                   1,620
       11,000  Steelcase, Inc. "A"                                                                     50
                                                                                          ---------------
                                                                                                    1,809
                                                                                          ---------------
               RAILROADS (0.7%)
        8,440  Burlington Northern Santa Fe Corp.                                                     569
        1,900  CSX Corp.                                                                               56
      149,800  Norfolk Southern Corp.                                                               5,345
       39,900  Union Pacific Corp.                                                                  1,961
                                                                                          ---------------
                                                                                                    7,931
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.0%)
        8,000  GATX Corp.                                                                             241
                                                                                          ---------------
               TRUCKING (0.0%)
        1,400  Con-Way, Inc.                                                                           35
       10,500  Werner Enterprises, Inc.                                                               171
                                                                                          ---------------
                                                                                                      206
                                                                                          ---------------
               Total Industrials                                                                   67,925
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------

9  |  USAA Income Stock Fund

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                              (000)
---------------------------------------------------------------------------------------------------------

               INFORMATION TECHNOLOGY (8.2%)
               -----------------------------
               APPLICATION SOFTWARE (0.5%)
        5,600  Amdocs Ltd.  *                                                              $          117
      304,800  Compuware Corp.  *                                                                   2,280
       12,500  Fair Isaac Corp.                                                                       211
      112,813  Synopsys, Inc.  *                                                                    2,457
       22,500  TIBCO Software, Inc.  *                                                                142
                                                                                          ---------------
                                                                                                    5,207
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (2.3%)
       16,300  ARRIS Group, Inc.  *                                                                   174
      681,200  Cisco Systems, Inc.  *                                                              13,161
      212,200  Motorola, Inc.                                                                       1,173
      247,500  QUALCOMM, Inc.                                                                      10,474
                                                                                          ---------------
                                                                                                   24,982
                                                                                          ---------------
               COMPUTER HARDWARE (0.3%)
       48,600  Dell, Inc.  *                                                                          565
        1,600  Hewlett-Packard Co.                                                                     57
       29,520  International Business Machines Corp.                                                3,047
                                                                                          ---------------
                                                                                                    3,669
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.3%)
       12,700  Brocade Communications Systems, Inc.  *                                                 73
       98,400  Lexmark International, Inc. "A"  *                                                   1,931
       92,400  QLogic Corp.  *                                                                      1,310
       27,300  Seagate Technology                                                                     223
                                                                                          ---------------
                                                                                                    3,537
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
       15,100  Affiliated Computer Services, Inc. "A"  *                                              730
       59,300  Computer Sciences Corp.  *                                                           2,192
       55,800  Convergys Corp.  *                                                                     564
       57,000  DST Systems, Inc.  *                                                                 2,062
                                                                                          ---------------
                                                                                                    5,548
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.4%)
       72,700  eBay, Inc.  *                                                                        1,197
        8,090  Google, Inc. "A"  *                                                                  3,204
       18,400  IAC/InterActiveCorp.  *                                                                295
                                                                                          ---------------
                                                                                                    4,696
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.1%)
        1,700  Accenture Ltd. "A"                                                                      50
       29,300  Perot Systems Corp. "A"  *                                                             412
        8,500  SAIC, Inc.  *                                                                          154
                                                                                          ---------------
                                                                                                      616
                                                                                          ---------------
               OFFICE ELECTRONICS (0.3%)
      478,650  Xerox Corp.                                                                          2,925
                                                                                          ---------------
               SYSTEMS SOFTWARE (3.0%)
        4,400  Macrovision Solutions Corp.  *                                                          89
       39,500  McAfee, Inc.  *                                                                      1,483
      658,300  Microsoft Corp.                                                                     13,337
      236,700  Novell, Inc.  *                                                                        890
      658,800  Oracle Corp.                                                                        12,741
      227,200  Symantec Corp.  *                                                                    3,919
                                                                                          ---------------
                                                                                                   32,459
                                                                                          ---------------
               TECHNOLOGY DISTRIBUTORS (0.5%)
        9,900  Anixter International, Inc.  *                                                         394
      142,600  Arrow Electronics, Inc.  *                                                           3,242
      107,700  Ingram Micro, Inc. "A"  *                                                            1,564

---------------------------------------------------------------------------------------------------------

                                                                           Portfolio of Investments  | 10

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                              (000)
---------------------------------------------------------------------------------------------------------

       28,800  Tech Data Corp.  *                                                         $           829
                                                                                          ---------------
                                                                                                    6,029
                                                                                          ---------------
               Total Information Technology                                                        89,668
                                                                                          ---------------

               MATERIALS (3.2%)
               ----------------
               COMMODITY CHEMICALS (0.0%)
       11,300  Westlake Chemical Corp.                                                                211
                                                                                          ---------------
               CONSTRUCTION MATERIALS (0.1%)
       15,000  Vulcan Materials Co.                                                                   713
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (1.0%)
       14,400  Ashland, Inc.                                                                          316
        5,600  Cabot Corp.                                                                             82
      464,300  Dow Chemical Co.                                                                     7,429
      101,000  E.I. du Pont de Nemours & Co.                                                        2,818
       16,500  Eastman Chemical Co.                                                                   655
                                                                                          ---------------
                                                                                                   11,300
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.1%)
       14,400  Freeport-McMoRan Copper & Gold, Inc.                                                   614
                                                                                          ---------------
               FOREST PRODUCTS (0.2%)
       59,700  Weyerhaeuser Co.                                                                     2,105
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.5%)
       71,500  Ball Corp.                                                                           2,697
      135,600  Pactiv Corp.  *                                                                      2,964
                                                                                          ---------------
                                                                                                    5,661
                                                                                          ---------------
               PAPER PACKAGING (0.1%)
       14,800  Bemis Co., Inc.                                                                        356
       14,900  Sealed Air Corp.                                                                       284
       22,500  Sonoco Products Co.                                                                    549
       25,500  Temple-Inland, Inc.                                                                    305
                                                                                          ---------------
                                                                                                    1,494
                                                                                          ---------------
               PAPER PRODUCTS (0.3%)
       52,900  International Paper Co.                                                                670
      144,865  MeadWestvaco Corp.                                                                   2,268
                                                                                          ---------------
                                                                                                    2,938
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.4%)
       15,600  Cytec Industries, Inc.                                                                 310
       62,700  Sigma-Aldrich Corp.                                                                  2,749
       74,600  Valspar Corp.                                                                        1,790
                                                                                          ---------------
                                                                                                    4,849
                                                                                          ---------------
               STEEL (0.5%)
       10,300  Carpenter Technology Corp.                                                             213
       37,800  Commercial Metals Co.                                                                  563
       67,200  Nucor Corp.                                                                          2,734
       29,700  Reliance Steel & Aluminum Co.                                                        1,046
        2,600  Schnitzer Steel Industries, Inc. "A"                                                   129
       35,900  United States Steel Corp.                                                              953
                                                                                          ---------------
                                                                                                    5,638
                                                                                          ---------------
               Total Materials                                                                     35,523
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (4.1%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (3.8%)
      934,570  AT&T, Inc.                                                                          23,944
       20,600  CenturyTel, Inc.                                                                       559
      321,700  Frontier Communications Corp.                                                        2,287
      539,100  Qwest Communications International, Inc.                                             2,097

---------------------------------------------------------------------------------------------------------

11  |  USAA Income Stock Fund

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                              (000)
---------------------------------------------------------------------------------------------------------

      414,288  Verizon Communications, Inc.                                               $        12,570
                                                                                          ---------------
                                                                                                   41,457
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.3%)
        3,200  Leap Wireless International, Inc.  *                                                   115
      572,400  Sprint Nextel Corp.  *                                                               2,496
       33,600  Telephone & Data Systems, Inc.                                                         963
                                                                                          ---------------
                                                                                                    3,574
                                                                                          ---------------
               Total Telecommunication Services                                                    45,031
                                                                                          ---------------

               UTILITIES (4.1%)
               ----------------
               ELECTRIC UTILITIES (1.3%)
        3,500  Allete, Inc.                                                                            91
        6,100  Cleco Corp.                                                                            129
       24,900  Entergy Corp.                                                                        1,613
       18,800  Exelon Corp.                                                                           867
      105,900  FirstEnergy Corp.                                                                    4,331
       25,000  FPL Group, Inc.                                                                      1,345
       25,200  Hawaiian Electric Industries, Inc.                                                     392
        5,000  IdaCorp, Inc.                                                                          120
       12,000  Northeast Utilities                                                                    252
      104,300  Pepco Holdings, Inc.                                                                 1,246
        7,300  Pinnacle West Capital Corp.                                                            200
        5,900  Portland General Electric Co.                                                          108
       10,200  Progress Energy, Inc.                                                                  348
      112,700  Southern Co.                                                                         3,255
        4,200  UniSource Energy Corp.                                                                 110
                                                                                          ---------------
                                                                                                   14,407
                                                                                          ---------------
               GAS UTILITIES (0.6%)
       10,500  Atmos Energy Corp.                                                                     259
        2,700  Laclede Group, Inc.                                                                     94
        8,000  National Fuel Gas Co.                                                                  262
        4,900  New Jersey Resources Corp.                                                             161
        8,200  Nicor, Inc.                                                                            264
        2,700  Northwest Natural Gas Co.                                                              110
       51,600  ONEOK, Inc.                                                                          1,350
       12,100  Piedmont Natural Gas Co., Inc.                                                         295
        2,800  South Jersey Industries, Inc.                                                           97
        7,300  Southwest Gas Corp.                                                                    148
      119,300  UGI Corp.                                                                            2,737
        3,200  WGL Holdings, Inc.                                                                     100
                                                                                          ---------------
                                                                                                    5,877
                                                                                          ---------------
               MULTI-UTILITIES (2.2%)
       18,400  Consolidated Edison, Inc.                                                              683
      147,500  Dominion Resources, Inc.                                                             4,449
      106,600  DTE Energy Co.                                                                       3,152
       75,110  Integrys Energy Group, Inc.                                                          1,984
       26,600  MDU Resources Group, Inc.                                                              467
      260,200  NiSource, Inc.                                                                       2,860
       99,300  NSTAR                                                                                3,119
       37,000  PG&E Corp.                                                                           1,373
      164,400  TECO Energy, Inc.                                                                    1,741
      132,800  Vectren Corp.                                                                        2,944
       28,700  Wisconsin Energy Corp.                                                               1,147
       14,000  Xcel Energy, Inc.                                                                      258
                                                                                          ---------------
                                                                                                   24,177
                                                                                          ---------------
               WATER UTILITIES (0.0%)
       14,600  Aqua America, Inc.                                                                     268

---------------------------------------------------------------------------------------------------------

                                                                           Portfolio of Investments  | 12

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                              (000)
---------------------------------------------------------------------------------------------------------

        1,300  California Water Service Group                                             $            51
                                                                                          ---------------
                                                                                                      319
                                                                                          ---------------
               Total Utilities                                                                     44,780
                                                                                          ---------------
               Total Common Stocks (cost: $1,290,900)                                           1,078,676
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (1.5%)

               MONEY MARKET FUNDS (1.5%)
    16,369,872 State Street Institutional Liquid Reserve Fund, 0.56%(a) (cost:  $16,370)           16,370
                                                                                          ---------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (0.0%)

               MONEY MARKET FUNDS (0.0%)
               AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.68%(a) (cost:
       240,406 $240)                                                                                  240
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $1,307,510)                                     $       1,095,286
                                                                                          ===============

---------------------------------------------------------------------------------------------------------

13   |  USAA Income Stock Fund

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO
OF INVESTMENTS

April 30, 2009 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Income Stock Fund Shares and, effective August 1, 2008, Income Stock Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant

--------------------------------------------------------------------------------

                                        Notes to Portfolio of Investments  |  14

--------------------------------------------------------------------------------

events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard

--------------------------------------------------------------------------------

15   |  USAA Income Stock Fund

--------------------------------------------------------------------------------

clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of April 30, 2009:
                                                                 INVESTMENTS IN
VALUATION INPUTS                                                     SECURITIES
-------------------------------------------------------------------------------
Level 1 - Quoted Prices                                          $1,095,286,000
Level 2 - Other Significant Observable Inputs                                 -
Level 3 - Significant Unobservable Inputs                                     -
-------------------------------------------------------------------------------
TOTAL                                                            $1,095,286,000
-------------------------------------------------------------------------------

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of April 30, 2009, the Fund did not invest in any repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105%

--------------------------------------------------------------------------------

                                        Notes to Portfolio of Investments  |  16

--------------------------------------------------------------------------------

of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of April 30, 2009, the Fund did not have any securities on loan; however, the Fund still owned a cash collateral investment pending settlement of broker accounts for recent lending activities.

E. As of April 30, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2009, were $51,025,000 and $263,249,000, respectively, resulting in net unrealized depreciation of $212,224,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,097,101,000 at April 30, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT           Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2009.

  * Non-income-producing security. As of April 30, 2009, 85.7% of the Fund's net assets were invested in dividend-paying stocks.

--------------------------------------------------------------------------------

17   |  USAA Income Stock Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    06/24/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/29/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/24/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.